Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.79385%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,977,266.57

Principal:
Principal Collections	$21,337,325.31
Prepayments in Full	$11,056,635.30
Liquidation Proceeds	$487,035.32
Recoveries	$100,612.47
Sub Total	$32,981,608.40
Collections	$35,958,874.97

Purchase Amounts:
Purchase Amounts Related to Principal	$298,316.69
Purchase Amounts Related to Interest	$1,828.05
Sub Total	$300,144.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,259,019.71

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,259,019.71
Servicing Fee	$562,089.52	$562,089.52	$0.00	$0.00	$35,696,930.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,696,930.19
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,696,930.19
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,696,930.19
Interest - Class A-3 Notes	$1,917,099.71	$1,917,099.71	$0.00	$0.00	$33,779,830.48
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$33,480,447.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,480,447.15
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$33,261,151.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,261,151.48
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$33,110,740.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,110,740.56
Regular Principal Payment	$30,793,535.54	$30,793,535.54	$0.00	$0.00	$2,317,205.02
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,317,205.02
Residual Released to Depositor	$0.00	$2,317,205.02	$0.00	$0.00	$0.00
Total		$36,259,019.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,793,535.54
Total					$30,793,535.54

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,793,535.54	$64.29	$1,917,099.71	$4.00	$32,710,635.25	$68.29
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$30,793,535.54	$19.50	$2,586,189.63	$1.64	$33,379,725.17	$21.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$439,869,914.04	0.9183088	$409,076,378.50	0.8540217
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$589,809,914.04	0.3735480	$559,016,378.50	0.3540454

Pool Information
Weighted Average APR	5.286%	5.318%
Weighted Average Remaining Term	38.52	37.81
Number of Receivables Outstanding	27,959	27,180
Pool Balance	$674,507,428.42	$640,606,662.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$627,559,088.41	$596,257,041.38
Pool Factor	0.3922967	0.3725799

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$44,349,620.98
Targeted Overcollateralization Amount	$81,590,283.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,590,283.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$721,453.44
(Recoveries)		70	$100,612.47
Net Loss for Current Collection Period			$620,840.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1045%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5167%
Second Prior Collection Period			0.8526%
Prior Collection Period			0.4657%
Current Collection Period			1.1330%
Four Month Average (Current and Prior Three Collection Periods)			0.7420%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,017	$12,671,304.81
(Cumulative Recoveries)			$1,844,086.78
Cumulative Net Loss for All Collection Periods			$10,827,218.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6297%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,282.25
Average Net Loss for Receivables that have experienced a Realized Loss			$5,367.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	286	$9,890,152.59
61-90 Days Delinquent	0.34%	61	$2,163,292.67
91-120 Days Delinquent	0.06%	9	$390,104.83
Over 120 Days Delinquent	0.14%	19	$875,886.67
Total Delinquent Receivables	2.08%	375	$13,319,436.76

Repossession Inventory:
Repossessed in the Current Collection Period		23	$696,620.70
Total Repossessed Inventory		33	$1,074,562.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2191%
Prior Collection Period			0.2396%
Current Collection Period			0.3274%
Three Month Average			0.2621%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5353%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	102	$3,499,792.11
2 Months Extended	145	$5,204,782.05
3+ Months Extended	26	$905,423.13

Total Receivables Extended	273	$9,609,997.29
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer